COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure Abstract
NOTE 9 - COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Litigation

On July 9, 2021 the Company and Direct Solar America served a complaint (the “Company Complaint”) in the United States District Court for the District of Arizona against Pablo Diaz Curiel, Kjelsey Johnson, and Brian Odle alleging, amongst other things, that the aforementioned individuals: (i) Interference with Direct Solar America’s existing and prospective business opportunities; (ii) made unauthorized use of, claims of ownership, and/or offers for sale under direct Solar America’s commercial identity; (iii) Misappropriated trade secrets of Direct Solar America; (iv) Breach of the Asset Purchase Agreement originally entered into between the Company and Mr. Diaz and Ms. Johnson (against Mr. Diaz and Ms. Johnson); and (v) Breach of the Employment Agreement originally entered into between Direct Solar America and Mr. Diaz (against Mr. Diaz).

Also on July 9, 2021 the Company was served with a Complaint by Mr. Diaz (and certain other parties) against the Company and certain officers (and former officers) of the Company alleging, amongst other things: fraud, interference, breach of fiduciary duty, and breach of contract (“Diaz Complaint”).

On August 6, 2021, the Company obtained a Preliminary Injunction against Pablo Diaz Curiel and Kjelsey Johnson enjoining them from using any information specific to Direct Solar America that was the subject of the Asset Purchase Agreement originally entered into between the Company and Mr. Diaz and Ms. Johnson. This includes among other things 1) any specific customer information; 2) price lists; 3) accounts; 4) web pages; and 5) similar specifically identifiable property. The Preliminary Injunction further prohibits Mr. Diaz and Ms. Johnson from reselling, disclosing or otherwise using Direct Solar America trademarks, client lists or other proprietary data.

On August 11, 2021, an Order was issued consolidating the Company Complaint and the Diaz Complaint which results in the two legal actions being consolidated into one matter, and requiring them to refile their Complaint as a counterclaim.

Equity Incentive Plan

On January 30, 2020, the Company adopted the 2019 Equity Incentive Plan (the “Plan”) to provide additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. As of the date of this report the Company has not issued any awards under the Plan.

NOTE 9 - COMMITMENTS AND CONTINGENCIES

Employment Agreements

In May 2018 the Company entered into an employment agreement with Mr. Greg Lambrecht. The agreement provided that Mr. Lambrecht would serve as CEO and CFO of the Company for a term of three years at an annual salary of $220,000, and an incentive bonus as determined by the board of directors. The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term. Greg Lambrecht resigned as CFO of the Company in January 2020. If employment is terminated as a result of his death or Disability (as defined in the agreement), the Company shall pay, his Base Salary (as defined in the agreement) and any accrued but unpaid Bonus (as defined in the agreement) and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to two years of Base Salary (at the time his Death or Disability occurs) within 30 days of his Death or Disability. In the event the Company does not have the cash flow to pay such amount within 30 days as set forth above, the Company may make such payments over 12 equal monthly installments. If employment is terminated by the Board of Directors of the Company for Cause (as defined in the agreement), then the Company shall pay his Base Salary through the date of his termination and there shall be no further entitlement to any other compensation or benefits from the Company. If employment is terminated by the Company (or its successor) upon the occurrence of a Change of Control (as defined in the agreement) or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to his Base Salary for a period of thirty six (36) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iv) pay the Executive the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, (iv) pay expense reimbursement amounts through the date of termination. While the Company does not currently have a stock option plan, if one is created in the future and options are granted to Mr. Lambrecht, all such Stock Options that have not vested as of the date of such termination shall be accelerated and deemed to have vested as of such termination date and shall remain exercisable for a period as outlined in the Company’s Stock Option program, and (v) Mr. Lambrecht shall be entitled to receive equivalent share issuances as any executive officer, management or director of the Company receives for a period of 36 months thereafter. If employment is terminated by Mr. Lambrecht for Good Reason (as defined in the agreement), or if this Agreement is not renewed, then the Company shall (i) pay a single lump sum cash payment within five business days of such termination equal to 18 times the then monthly Base Salary in effect regardless of when such termination occurs (provided, that in the event the Company does not have the cash flow to pay such amount within five business days as set forth above, the Company may make such payments over 12 equal monthly installments), and (ii) pay Executive the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iii) pay Executive any expense reimbursement amounts owed, and payment for any unused vacation days, through the date of termination. All Stock Options that are scheduled to vest in the contract year of the date of such termination shall be accelerated and deemed to have vested as of the termination date. All Stock Options that have not vested (or deemed to have vested pursuant to the preceding sentence) shall be deemed expired, null and void. Any Stock Options that have vested as of the date of termination shall remain exercisable for a period as outlined in the Company’s Stock Option program.

In May 2018 the Company entered into an employment agreement with Mr. Ralston. The agreement provided that Mr. Ralston would serve as President of the Company for a term of three years at an annual salary of $100,000, and an incentive bonus as determined by the board of directors. The agreement shall automatically be renewed for additional three-year periods unless either party has provided written termination of this Agreement at least 90 days prior to the expiration of such term. If employment is terminated as a result of his death or Disability (as defined in the agreement), the Company shall pay, his Base Salary (as defined in the agreement) and any accrued but unpaid Bonus (as defined in the agreement) and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to two years of Base Salary (at the time his Death or Disability occurs) within 30 days of his Death or Disability. In the event the Company does not have the cash flow to pay such amount within 30 days as set forth above, the Company may make such payments over 12 equal monthly installments. If employment is terminated by the Board of Directors of the Company for Cause (as defined in the agreement), then the Company shall pay his Base Salary through the date of his termination and there shall be no further entitlement to any other compensation or benefits from the Company. If employment is terminated by the Company (or its successor) upon the occurrence of a Change of Control (as defined in the agreement) or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to his Base Salary for a period of thirty six (36) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iv) pay the Executive the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, (iv) pay expense reimbursement amounts through the date of termination. While the Company does not currently have a stock option plan, if one is created in the future and granted to Mr. Ralston, all such Stock Options that have not vested as of the date of such termination shall be accelerated and deemed to have vested as of such termination date and shall remain exercisable for a period as outlined in the Company’s Stock Option program, and (v) Mr. Ralston shall be entitled to receive equivalent share issuances as any executive officer, management or director of the Company receives for a period of 36 months thereafter. If employment is terminated by Mr. Ralston for Good Reason (as defined in the agreement), or if this Agreement is not renewed, then the Company shall (i) pay a single lump sum cash payment within five business days of such termination equal to 18 times the then monthly Base Salary in effect regardless of when such termination occurs (provided, that in the event the Company does not have the cash flow to pay such amount within five business days as set forth above, the Company may make such payments over 12 equal monthly installments), and (ii) pay Executive the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iii) pay Executive any expense reimbursement amounts owed, and payment for any unused vacation days, through the date of termination. All Stock Options that are scheduled to vest in the contract year of the date of such termination shall be accelerated and deemed to have vested as of the termination date. All Stock Options that have not vested (or deemed to have vested pursuant to the preceding sentence) shall be deemed expired, null and void. Any Stock Options that have vested as of the date of termination shall remain exercisable for a period as outlined in the Company’s Stock Option program.

In January 2020, the Company entered into an employment agreement with Corey Lambrecht to serve as the Chief Financial Officer of the Company effective January 1, 2020. The following is a summary of the material terms of the employment agreement (all capitalized terms not otherwise defined herein are defined in the employment agreement): term is for a period of one year; salary is $80,000 per year; if employment is terminated as a result of his death or Disability, the Company shall pay the Base Salary and any accrued but unpaid Bonus and expense reimbursement amounts through the date of his Death or Disability and a lump sum payment equal to $40,000 (at the time his Death or Disability occurs) within 30 days of his Death or Disability; If employment is terminated by the Board for Cause, then the Company shall pay the Base Salary and Bonus earned through the date of his termination; If employment is terminated upon the occurrence of a Change of Control or within six (6) months thereafter, the Company (or its successor, as applicable) shall (i) continue to pay to the Base Salary for a period of six (6) months following such termination, (ii) pay any accrued and any earned but unpaid Bonus, (iii) pay the Bonus he would have earned had he remained with the Company for six (6) months from the date which such termination occurs, and (iv) pay expense reimbursement amounts through the date of termination.

Equity Incentive Plan

On January 30, 2020, the Company adopted the 2019 Equity Incentive Plan (the “Plan”) to provide additional means through the grant of awards to attract, motivate, retain and reward selected employees and other eligible persons. As of the date of this report the Company has not issued any awards under the Plan.

Standard Eco LLC (“Standard Eco”)

On October 8, 2020 Direct Solar America and the principals of Standard Eco agreed to the following terms and conditions:

(i)

Direct Solar America and principles of Standard Eco agreed to form new joint venture entities, to assist with the build out of a national solar installation network; ownership of the new joint ventures will be 51% Direct Solar America and 49% Standard Eco; if it is required by a state and/or territory that a certain percentage of ownership of an entity is required to be held by a qualifying third-party, both parties shall agree to proportionally dilute by the respective amount of ownership necessary to fulfill that requirement with the understanding that in no case shall Direct Solar America’s ownership interest be dilutable to less than fifty one (51%) percent. Any ownership granted as a requirement for a Qualifying Party shall not have any profit distribution rights and shall be deemed “non voting” with the voting right proportionally distributed based upon the existing memberships ownership interests. Standard Eco shall be allowed to continue operations in all states and territories and shall not be bound to any non-compete language and/or restriction of services.

(ii)	All business initiated through the efforts of Direct Solar America shall be designated to run through the new solar installation entity.

As of December 31, 2020, no new additional joint ventures entities were established pursuant to the agreement and there were no financial obligations owed to Standard Eco based on certain threshold criteria.